UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /S/  Roderick McRae III      Florham Park, NJ	    April 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:    $132,486 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      697    14200 SH       SOLE                        0        0    14200
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     4271    77700 SH       SOLE                        0        0    77700
APPLE INC                      COM              037833100      695     1995 SH       SOLE                        0        0     1995
AT&T INC                       COM              00206r102     2945    96197 SH       SOLE                        0        0    96197
AUTOMATIC DATA PROCESSING IN   COM              053015103      308     6000 SH       SOLE                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100     5116   171265 SH       SOLE                        0        0   171265
BARD C R INC                   COM              067383109     5508    55435 SH       SOLE                        0        0    55435
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      254     4000 SH       SOLE                        0        0     4000
CELGENE CORP                   COM              151020104      368     6400 SH       SOLE                        0        0     6400
CENTURYLINK INC                COM              156700106      229     5500 SH       SOLE                        0        0     5500
CHEVRON CORP NEW               COM              166764100      309     2871 SH       SOLE                        0        0     2871
CHUBB CORP                     COM              171232101      202     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     4404   256815 SH       SOLE                        0        0   256815
COCA COLA CO                   COM              191216100      239     3600 SH       SOLE                        0        0     3600
CONOCOPHILLIPS                 COM              20825c104     3350    41950 SH       SOLE                        0        0    41950
COSTCO WHSL CORP NEW           COM              22160k105      203     2767 SH       SOLE                        0        0     2767
DANAHER CORP DEL               COM              235851102     1043    20100 SH       SOLE                        0        0    20100
DEVON ENERGY CORP NEW          COM              25179m103     4256    46375 SH       SOLE                        0        0    46375
E M C CORP MASS                COM              268648102     4906   184730 SH       SOLE                        0        0   184730
EATON CORP                     COM              278058102     4954    89355 SH       SOLE                        0        0    89355
EXXON MOBIL CORP               COM              30231g102     3399    40399 SH       SOLE                        0        0    40399
GENERAL ELECTRIC CO            COM              369604103     1035    51627 SH       SOLE                        0        0    51627
HANSEN MEDICAL INC             COM              411307101       45    20460 SH       SOLE                        0        0    20460
HEINZ H J CO                   COM              423074103      483     9900 SH       SOLE                        0        0     9900
ILLINOIS TOOL WKS INC          COM              452308109     3547    66035 SH       SOLE                        0        0    66035
INTEL CORP                     COM              458140100      900    44623 SH       SOLE                        0        0    44623
INTERNATIONAL BUSINESS MACHS   COM              459200101     5826    35727 SH       SOLE                        0        0    35727
INTUITIVE SURGICAL INC         COM NEW          46120e602     1069     3205 SH       SOLE                        0        0     3205
ITRON INC                      COM              465741106     3199    56675 SH       SOLE                        0        0    56675
JOHNSON & JOHNSON              COM              478160104     2175    36712 SH       SOLE                        0        0    36712
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      230     3100 SH       SOLE                        0        0     3100
LIFE TECHNOLOGIES CORP         COM              53217v109     3766    71845 SH       SOLE                        0        0    71845
LOWES COS INC                  COM              548661107     4146   156875 SH       SOLE                        0        0   156875
MEDTRONIC INC                  COM              585055106     4535   115260 SH       SOLE                        0        0   115260
MERCK & CO INC NEW             COM              58933y105      492    14900 SH       SOLE                        0        0    14900
METABOLIX INC                  COM              591018809      126    11950 SH       SOLE                        0        0    11950
MICROSOFT CORP                 COM              594918104     3909   153953 SH       SOLE                        0        0   153953
NEWMONT MINING CORP            COM              651639106     1035    18960 SH       SOLE                        0        0    18960
NEXTERA ENERGY INC             COM              65339f101      248     4500 SH       SOLE                        0        0     4500
NIKE INC                       CL B             654106103      659     8700 SH       SOLE                        0        0     8700
NUANCE COMMUNICATIONS INC      COM              67020y100     4003   204750 SH       SOLE                        0        0   204750
OMNICOM GROUP INC              COM              681919106     3506    71460 SH       SOLE                        0        0    71460
PENGROWTH ENERGY CORP          COM              70706p104      196    14200 SH       SOLE                        0        0    14200
PENN WEST PETE LTD NEW         COM              707887105      399    14400 SH       SOLE                        0        0    14400
PEPSICO INC                    COM              713448108     5885    91373 SH       SOLE                        0        0    91373
PITNEY BOWES INC               COM              724479100     3825   148884 SH       SOLE                        0        0   148884
PPG INDS INC                   COM              693506107      497     5225 SH       SOLE                        0        0     5225
PROCTER & GAMBLE CO            COM              742718109      522     8475 SH       SOLE                        0        0     8475
SANDRIDGE ENERGY INC           COM              80007p307      378    29500 SH       SOLE                        0        0    29500
SCANA CORP NEW                 COM              80589m102      589    14950 SH       SOLE                        0        0    14950
SCHLUMBERGER LTD               COM              806857108      298     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1465    38440 SH       SOLE                        0        0    38440
SYNOVUS FINL CORP              COM              87161c105       27    11200 SH       SOLE                        0        0    11200
SYSCO CORP                     COM              871829107     2828   102090 SH       SOLE                        0        0   102090
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      154    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     3114    62265 SH       SOLE                        0        0    62265
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5598   111590 SH       SOLE                        0        0   111590
THERMO FISHER SCIENTIFIC INC   COM              883556102      279     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      324     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     5364    90178 SH       SOLE                        0        0    90178
UNITED PARCEL SERVICE INC      CL B             911312106      214     2875 SH       SOLE                        0        0     2875
UNITED TECHNOLOGIES CORP       COM              913017109     2454    28988 SH       SOLE                        0        0    28988
VERIZON COMMUNICATIONS INC     COM              92343v104      206     5350 SH       SOLE                        0        0     5350
WALGREEN CO                    COM              931422109      249     6200 SH       SOLE                        0        0     6200
WELLS FARGO & CO NEW           COM              949746101     5031   158652 SH       SOLE                        0        0   158652